Leases (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)
Leases
Lessee, Operating Lease, Description	The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD	The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD
Operating Lease, Payments	$ 44,400	$ 60,000.00